OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other accounts receivables and prepaid expenses [Line Items]
Prepaid expenses	$ 1,920		$ 5,815
Government authorities	1,918		968
Short-term lease deposits	136		282
Loan to third-party	607	[1]		[1]
Grants receivable from the OCS	41		94
Others	85		162
Other receivables and prepaid expenses	5,383		7,646
Foreign Exchange Contract [Member]
Other accounts receivables and prepaid expenses [Line Items]
Foreign currency derivative contracts	$ 676		$ 325

[1]	Represents a loan granted on January 1, 2014 to Optenet in the total amount of € 2,000, of which an amount of $ 1,215 is presented in non-current other assets as of December 31, 2014. The loan is being settled in equal payments in the amount of € 125 per quarter, and bears an annual interest rate of Eurobor + 5%.